Deferred Exploration and Evaluation Expenditure	6 Months Ended
Dec. 31, 2025
Deferred Exploration and Evaluation Expenditure [Abstract]
DEFERRED EXPLORATION AND EVALUATION EXPENDITURE
7.	DEFERRED EXPLORATION AND EVALUATION EXPENDITURE

Exploration and evaluation phases:	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	39,712,591	35,213,542
Expenditure incurred	691,720	1,040,142
Foreign exchange movement	(4,321)	3,458,907
Balance at end of period	40,399,990	39,712,591

The recoupment of costs carried forward in relation to areas of interest in the exploration and evaluation phases is dependent upon the successful development and commercial exploitation or sale of the respective areas.